Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (15,445,859)	$ (24,232,207)	$ (23,182,152)	$ 5,821,988	$ 50,077,626
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred tax expense	3,031,244	(3,071,805)	(7,743,603)	(1,083,233)	(5,427,880)
Depreciation and amortization	1,506,006	1,790,686	3,506,395	2,778,476	1,423,830
Gain on forgiveness of accrued interest					(1,414,529)
Non-cash loss on deconsolidation of subsidiaries					963,138
Provision for contingent liabilities		(225,412)	1,236,905	326,711	(252,949)
Provision for expected credit losses	258,665		332,076
Share-based compensation	35,038,447	20,610,934	32,587,611	29,411,885	30,022,322
Unrealized foreign exchange (gain) loss	(1,542,302)	(154,018)	(419,753)	14,270	1,418,131
Write-off of deferred equity offering costs	7,603,867
Net effect of changes in assets and liabilities:
Net receivables from brokers, dealers and clearing organizations	(43,721,591)	(57,279,747)	(202,094,775)	(26,008,752)	1,561,079
Net customer receivables and customer payables	311,899,108	199,543,371	466,726,102	545,640,513	1,602,492
Customer-held fractional shares	(19,204,083)	(28,083,311)	(62,723,702)	(45,042,939)	(485,890)
Prepaid expenses and other current assets	(1,593,216)	5,451,174	17,053,709	(27,617,754)	(16,225,779)
Operating lease right-of-use assets	2,101,723	(56,144,310)	(54,386,194)	(819,913)	(2,510,736)
Accounts payable and other accrued expenses	(5,446,577)	1,292,018	11,979,068	(13,754,009)	(94,978,200)
Operating lease liabilities-current	(1,603,447)	1,572,952	1,495,760	963,137	1,025,006
Operating lease liabilities-non-current	(820,132)	1,562,350	847,942	(33,548)	1,989,338
Net cash provided by operating activities	272,061,853	62,632,675	185,215,389	470,596,832	(31,213,001)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(402,315)	(971,028)	(2,412,229)	(4,543,933)	(31,550,704)
Investment in limited liability company units	(1,000,000)
Proceeds from sale of investment securities					239,937
Purchases of investment securities					(1,009,400)
Cash paid for acquisition, net of cash acquired				(5,495,863)	(109,163)
Net cash used in investing activities	(1,402,315)	(971,028)	(2,412,229)	(10,039,796)	(32,429,330)
Cash flows from financing activities:
Proceeds from sale of preferred shares		40,297,282	40,297,282	20,000,000
Borrowing from revolving credit agreement	30,000,000		5,000,000
Principal payments made on revolving credit agreement	(30,000,000)		(5,000,000)
Principal payments made on insurance premium financing agreement	(470,751)
Proceeds from exercise of options		48,700	48,991
Proceeds from incentive warrants exercised	168,270,630
Proceeds from public warrants exercised	9,252,946
Spin-off of subsidiary to shareholders				(7,162,982)
Receipt of preferred shares subscription receivable					73,723,814
Payment of preferred share repurchase payable					(55,000,006)
Receipt of ordinary shares subscription receivable					3,449
Repayment of loan					(10,839,877)
Proceeds from exercise of preferred share warrant					10,000,000
Net cash provided by financing activities	177,052,825	40,345,982	40,346,273	12,837,018	17,887,380
Net increase in cash, cash equivalents and segregated cash	447,712,363	102,007,629
Net increase (decrease) in cash, cash equivalents, segregated cash and cash of discontinued operations			223,149,433	473,394,054	(45,754,951)
Effective of exchange rate changes	9,523,889	(2,764,555)	(7,331,739)	2,451,391	(5,447,352)
Cash, cash equivalents and segregated cash at beginning of the period	1,209,960,161	994,142,467	994,142,467	518,297,022	569,499,325
Cash, cash equivalents and segregated cash at end of the period	1,667,196,413	1,093,385,541	1,209,960,161	994,142,467	518,297,022
Cash, cash equivalents, segregated cash and cash of discontinued operations
Cash and cash equivalents	476,682,552		270,728,008	372,340,353	436,219,931
Cash and cash equivalents	476,682,552	335,912,084			20,980,248
Segregated cash	1,190,513,861	757,473,457	939,232,153	621,802,114	61,096,843
Cash, cash equivalents and segregated cash at end of the period	1,667,196,413	1,093,385,541	1,209,960,161	994,142,467	518,297,022
Cash of discontinued operations (Note 5)	476,682,552	335,912,084			20,980,248
Cash, cash equivalents, segregated cash, and cash of discontinued operations at end of the year	1,667,196,413	1,093,385,541	1,209,960,161	994,142,467	518,297,022
Non-cash financing activities:
Equity issuance costs offset against offering proceeds	430,066
Insurance premium financing agreement	2,166,090
Ordinary share warrants issued to preferred shareholders	15,600,000
Ordinary shares issued to preferred shareholders	513,080,828
Ordinary shares issued to settle accounts payable	1,443,000
Preferred shares redemption value accretion	(21,702,737)	(1,098,804,125)
Promissory notes issued to repurchase preferred shares	100,000,000
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity	38,093,537
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares	2,745,357,933
Non-cash investing and financing activities:
Accretion to preferred shares redemption value			495,088,038	340,080,000	51,409,749
Conversion of loan payable to noncontrolling interest			1,196,037
Note receivable issuance				2,852,106
Supplemental disclosure:
Income taxes paid	6,281,913	8,807,037	15,965,370	19,474,921	55,169,843
Interest paid	$ 233,350		$ 26,042